Property and equipment	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment

6	Property and equipment

	Computer
	equipment				Leasehold
	and	Furniture	Laboratory	Leased	improve-
	software	and fixtures	equipment	Premises	ments	Total
	$	$	$	$	$	$

Year ended December 31, 2017
Opening net book value	43	17	256	–	–	316
Additions	73	15	282	–	17	387
Disposals
Cost	(9)	–	–	–	–	(9)
Accumulated depreciation	9	–	–	–	–	9
Depreciation for the year	(50)	(5)	(79)	–	(6)	(140)

Closing net book value	66	27	459	–	11	563

At December 31, 2017
Cost	205	85	1,166	–	17	1,473
Accumulated depreciation	(139)	(58)	(707)	–	(6)	(910)

Net book value	66	27	459	–	11	563

Year ended December 31, 2018
Opening net book value	66	27	459	–	11	563
Additions	79	171	217	1,417	782	2,666
Disposals
Cost	(9)	(61)	(37)	–	–	(107)
Accumulated depreciation	7	47	31	–	–	85
Depreciation for the year	(47)	(21)	(112)	(94)	(50)	(325)
				–	–	–
Closing net book value	96	163	558	1,323	743	2,883

At December 31, 2018
Cost	275	194	1,346	1,417	800	4,032
Accumulated depreciation	(179)	(31)	(788)	(94)	(57)	(1,149)

Net book value	96	163	558	1,323	743	2,883